Consolidated Statements of Cash Flows - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Operating activities:
Net loss	$ (13,006)	$ (38,518)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of SAFE liability	7,693	0
Stock-based compensation expense	0	1,221
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(44)	(6,386)
Accounts payable	1,394	756
Accrued expenses	408	6,009
Net cash used in operating activities	(3,555)	(36,918)
Financing activities:
Proceeds from issuance of common stock in connection with the Business Combination	0	198,933
Proceeds From PIPE	0	75,000
Payment of the Business Combination and PIPE transaction costs	0	(16,075)
Proceeds from issuance of the Convertible Notes	0	10,000
Repayment of the Convertible Notes	0	(10,000)
Proceeds from issuance of convertible preferred stock into common stock, net of issuance costs	0	44,500
Payment of issuance costs for convertible preferred stock	0	(176)
Proceeds from exercise of stock options	0	4
Proceeds from issuance of SAFE agreements	6,965	0
Net cash provided by financing activities	6,965	302,186
Increase in cash and cash equivalents	3,410	265,268
Cash and cash equivalents at beginning of period	0	3,410
Cash and cash equivalents at end of period	$ 3,410	$ 268,678
Non-cash financing activities:
Conversion of convertible preferred shares into common stock	0	(59,132)
Unpaid Business Combination and PIPE transaction included in accounts payable and accrued expenses	$ 0	$ 397
Conversion of 2020 SAFE agreements into shares of convertible preferred stock	0	(14,808)
Other receivable in connection with the issuance of SAFE agreements	$ 150	$ 0